                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4681

  NAME OF REGISTRANT:                                                    VANGUARD BOND INDEX FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          DECEMBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2011 - JUNE 30, 2012

  FUND:    VANGUARD TOTAL BOND MARKET II INDEX FUND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                Aon PLC

  TICKER:                AON                                   CUSIP:    037389AK9

  MEETING DATE:   5/18/2012                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST          MGMT

PROPOSAL #1: ELECT DIRECTOR LESTER B. KNIGHT                       ISSUER             YES              FOR                   FOR

PROPOSAL #2: ELECT DIRECTOR GREGORY C. CASE                         ISSUER             YES              FOR                   FOR

PROPOSAL #3: ELECT DIRECTOR FULVIO CONTI                              ISSUER             YES              FOR                   FOR

PROPOSAL #4: ELECT DIRECTOR CHERYL A. FRANCIS                      ISSUER             YES              FOR                   FOR

PROPOSAL #5: ELECT DIRECTOR EDGAR D. JANNOTTA                      ISSUER             YES              FOR                   FOR

PROPOSAL #6: ELECT DIRECTOR J. MICHAEL LOSH                         ISSUER             YES              FOR                   FOR

PROPOSAL #7: ELECT DIRECTOR ROBERT S. MORRISON                    ISSUER             YES              FOR                   FOR

PROPOSAL #8: ELECT DIRECTOR RICHARD B. MYERS                       ISSUER             YES              FOR                   FOR

PROPOSAL #9: ELECT DIRECTOR RICHARD C. NOTEBAERT                ISSUER             YES              FOR                   FOR

PROPOSAL #10: ELECT DIRECTOR GLORIA SANTONA                         ISSUER             YES              FOR                   FOR

PROPOSAL #11: ELECT DIRECTOR CAROLYN Y. WOO                         ISSUER             YES              FOR                   FOR

PROPOSAL #12: RATIFY AUDITORS                                                  ISSUER             YES              FOR                   FOR

PROPOSAL #13: ADVISORY VOTE TO RATIFY NAMED EXECUTIVE        ISSUER             YES              FOR                   FOR

 OFFICERS' COMPENSATION

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD BOND INDEX FUNDS

  By:     /s/F. William McNabb III

              F. William McNabb III*

              Chairman and Chief Executive Officer

  Date:   August 29, 2012

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012,

              see File Number 2-11444. Incorporated by Reference.